Available for sale securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Table Text Block]
	September 30,	December 31,
	2013	2012

Cost	$1,499	$2,259
Other than temporary impairment charge	(969)	-
Unrealized gain (loss)	30	(827)
Fair value	$560	$1,432

	2012	2011

Cost	$2,259	$2,297

Unrealized gain (loss)	(827)	243

Fair value	$1,432	$2,540